Premises and Equipment - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Property, Plant and Equipment [Line Items]
Depreciation and amortization	¥ 163,769	¥ 162,676	¥ 161,152
Premises and equipment under capital leases
Property, Plant and Equipment [Line Items]
Premises and equipment under capital leases	80,430	69,077
Premises and equipment under capital leases, accumulated depreciation and amortization	¥ 40,155	¥ 34,733